SIGNIFICANT ACCOUNTING POLICIES (Schedule of Effect of Change on Consolidated Statement of Income) (Details) - ILS (₪) ₪ / shares in Units, ₪ in Millions	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Revenues, net	₪ 3,259		₪ 3,268		₪ 3,544
Selling and marketing expenses	293		269		426
Operating profit	116	[1]	315	[2]	193
Profit before income tax	63		135		88
Income tax expenses	7	[1]	21	[2]	36
Profit for the year	56	[1]	114		52
Depreciation and amortization expense	₪ 592	[1]	₪ 580	[2]	₪ 595
Basic earnings per share	₪ 0.34		₪ 0.70		₪ 0.33
Diluted earnings per share	₪ 0.34		₪ 0.69		₪ 0.33
Previously accounting policy [Member]
Revenues, net			₪ 3,270
Selling and marketing expenses			340
Operating profit			246
Profit before income tax			66
Income tax expenses			5
Profit for the year			61
Depreciation and amortization expense			₪ 567
Basic earnings per share			₪ 0.38
Diluted earnings per share			₪ 0.37
Effect of Change [Member]
Revenues, net			₪ (2)
Selling and marketing expenses			(71)
Operating profit			69
Profit before income tax			69
Income tax expenses			16
Profit for the year			53
Depreciation and amortization expense			₪ 13
Basic earnings per share			₪ 0.32
Diluted earnings per share			₪ 0.32
According to IFRS15 as reported [Member]
Revenues, net			₪ 3,268
Selling and marketing expenses			269
Operating profit			315
Profit before income tax			135
Income tax expenses			21
Profit for the year			114
Depreciation and amortization expense			₪ 580
Basic earnings per share			₪ 0.7
Diluted earnings per share			₪ 0.69

[1]	See Notes 2(n), 2(f)(5) regarding the adoption of IFRS15, Revenue from Contracts with Customers. In 2018, costs of obtaining contracts with customers were capitalized in the amounts of NIS 62 million and NIS 29 million for the cellular segment and the fixed-line segment, respectively. In 2018, amortization expenses of costs of obtaining contracts with customers for the cellular segment and the fixed-line segment were recorded in the amounts of NIS 36 million and NIS 13 million, respectively.
[2]	See Notes 2(n), 2(f)(5) regarding the early adoption of IFRS15, Revenue from Contracts with Customers. In 2017 costs of obtaining contracts with customers were capitalized in amounts of NIS 64 million and NIS 20 million for the cellular segment and the fixed-line segment, respectively. The adoption of IFRS15 resulted in an increase in amortization expenses in 2017 for the cellular segment and the fixed-line segment in amounts of NIS 11 million and NIS 2 million, respectively.